REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 3,168,597,334	$ 459,403,430	¥ 3,704,537,419	¥ 2,444,328,764
Electric scooter sales
REVENUE INFORMATION
Revenues	2,853,895,423		3,252,988,512	2,143,292,397
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	242,296,734		397,088,122	258,928,790
Service revenues
REVENUE INFORMATION
Revenues	¥ 72,405,177		¥ 54,460,785	¥ 42,107,577